Non-Controlling Interest in Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2019
Non-Controlling Interest in Subsidiaries
Non-controlling Interest
28. NON-CONTROLLING INTEREST IN SUBSIDIARIES

As at	December 31	December 31
millions of Canadian dollars	2019	2018
Preferred shares of GBPC	$14	$19
Domlec	21	22
	$35	$41

Preferred shares of GBPC
Preferred shares of GBPC:

Authorized:
10,000 non-voting cumulative redeemable variable perpetual preferred shares.

	2019		2018
Issued and outstanding:	number of shares	millions of dollars	number of shares	millions of dollars
Outstanding as at December 31	10,000	$14	20,000	$19